Note 31 - Fees Paid to the Company's Principal Accountant (Tables)	12 Months Ended
Dec. 31, 2021
Auditor's remuneration [abstract]
Disclosure of auditors' remuneration [text block]
(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2021	2020	2019
Audit fees	3,804	3,781	3,846
Audit-related fees	220	134	50
Tax fees	-	102	7
All other fees	5	-	1
Total	4,029	4,017	3,904